Dispositions (Details) - USD ($) $ in Millions	1 Months Ended	3 Months Ended	12 Months Ended
	Aug. 31, 2014	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	May 31, 2016	Jul. 31, 2015	May 31, 2015	Jan. 31, 2015
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain (loss) on disposal		$ 35	$ 35	$ 42	$ (7)
Northern Louisiana
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Equity interest disposed						100.00%
Consideration transferred						$ 160
Gain (loss) on disposal		$ 41
Non-Core Gas Processing Plant
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Consideration transferred							$ 120
Gain (loss) on disposal				59
Benedum
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Consideration transferred								$ 21
Gain (loss) on disposal				27
Goodwill associated with disposal				2
Dover-Hennessey
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Equity interest disposed									44.00%
Consideration transferred									$ 29
Gain (loss) on disposal				$ 10
Main Pass
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Equity interest disposed	66.67%
Consideration transferred	$ 14
Gain (loss) on disposal					$ 6
Selling costs	$ 3
Gas Processing Plant | Benedum
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Equity interest disposed								33.00%
Gathering System | Benedum
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Equity interest disposed								100.00%